Disposal and Closure of Subsidiaries and Branches (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disposal Of Subsidiaries Disclosure [Abstract]
Loss on disposal closing of subsidiaries and branches	¥ 37,829	¥ 31,884
Cash consideration			¥ 1,275
Disposal of gain amount			¥ 583